Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets

Goodwill
Carrying Value
	As of December 31, 2022	As of December 31, 2021
Balance, beginning of period	$97	$—
Acquisitions [1]	—	97
Balance, end of period	$97	$97
[1]    Related to the pushdown of purchase accounting related to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Other Intangible Assets
	As of December 31, 2022			As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizing internally developed software	$41	$(9)	$32	$41	$(3)	$38
Indefinite-lived state insurance licenses	26	—	26	26	—	26
Total other intangible assets	$67	$(9)	$58	$67	$(3)	$64

Expected Pre-tax Amortization Expense as of December 31, 2022 (Successor Company)
2023	$6
2024	$6
2025	$6
2026	$6
2027	$6